ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 10 -	ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2013			2014
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,359,877	(355,274)	3,004,603	$3,403,455	(1,070,921)	2,332,534
Order backlog	12,632,770	(3,819,777)	8,812,993	12,796,622	(8,619,585)	4,177,037

	$15,992,647	(4,175,051)	11,817,596	$16,200,077	(9,690,506)	6,509,571

The customer relationship and order backlog were related to Concord and Bond, which were acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2012, 2013 and 2014 were $1,362,282, $2,847,773 and $5,412,766, respectively. The weighted-average remaining amortization periods for customer relationships, order backlog and total intangible assets are 2.24, 1.00 and 1.44 years as of June 30, 2014.

The annual amortization expense relating to the existing intangible assets for each of five succeeding years is as follows:

Year ending June 30,
2015	$4,880,305
2016	703,268
2017	599,198
2018	326,800

$6,509,571